SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended		12 Months Ended	3 Months Ended			12 Months Ended		12 Months Ended		3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Jun. 30, 2010	Jun. 30, 2012 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member] Notes Payable [Member]	Sep. 30, 2012 POSCO Canada Ltd. [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member] Unit Warrant [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member] Unit Warrant [Member]	Sep. 30, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member] Bonus Warrant [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member] Bonus Warrant [Member]
Subsequent Event [Line Items]
Units Sold Number											62,499,938		62,499,938
Units sold value											$ 9,999,990		$ 10,000,000
Units Sold Description										each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.		each "Unit" consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.
Purchase Price Per Unit										$ 0.21				$ 0.21
Purchase Price Per Unit Reduced										$ 0.16				$ 0.16
Warrant Exercise Price	0.23	0.25	0.37	0.35	0.37	0.23	0.66								0.4		0.15
Warrants Exercise Price Reduced										$ 0.21				$ 0.21
Warrants Issued During Period																5,000,000
Conditions Triggering Issuance Of Additional Shares												the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing.
Warrant modification expense	171,150			1,068,320	1,068,320	1,239,470		219,322
Obligations Settled								390,326
Stock issued for cash, shares								5,825,761
Obligation Price Per Common Share								$ 0.067
Debt Instrument, Periodic Payment, Principal									64,500
Debt Instrument, Periodic Payment, Interest									7,059
Notes Payable	$ 430,000					$ 430,000
Debt Instrument, Maturity Date									Nov. 02, 2012
Debt Instrument Extended Maturity Date									Dec. 05, 2012